Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Other Intangible Assets
Goodwill (Table)

	Retirement	U.S.
	and Income	Insurance
	Solutions	Solutions	Corporate	Consolidated

	(in millions)
Balance as of January 1, 2022	$18.8	$56.3	$—	$75.1
Impairment (1)	—	(26.9)	—	(26.9)
Balance as of December 31, 2022	$18.8	$29.4	$—	$48.2
(1)	Resulted from a change in the allocation of equity following the Reinsurance Transaction.

Finite Lived Intangible Assets

Finite Lived Intangible Assets (Table)

	December 31,
	2022	2021

	(in millions)
Gross carrying value	$34.9	$41.4
Accumulated amortization	23.3	27.0
Net carrying value	$11.6	$14.4

Other Finite Lived Intangible Assets Estimated Amortization Expense (Table)

Year ending December 31:
2023	$1.0
2024	1.0
2025	1.0
2026	1.0
2027	1.0